Impairment testing of non-financial assets - Disclosure of information for impairment loss recognised for cash-generating units (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Impairment testing of non-financial assets
Impairment losses for non-financial assets	R$ 848,199	R$ 0	R$ 0
Goodwill
Impairment testing of non-financial assets
Impairment losses for non-financial assets	660,053
Customer relationship
Impairment testing of non-financial assets
Impairment losses for non-financial assets	162,541
PP&E, Intangibles and others
Impairment testing of non-financial assets
Impairment losses for non-financial assets	25,605
Total
Impairment testing of non-financial assets
Impairment losses for non-financial assets	848,199
North CGU
Impairment testing of non-financial assets
Impairment losses for non-financial assets	166,799
North CGU | Goodwill
Impairment testing of non-financial assets
Impairment losses for non-financial assets	125,185
North CGU | Customer relationship
Impairment testing of non-financial assets
Impairment losses for non-financial assets	32,757
North CGU | PP&E, Intangibles and others
Impairment testing of non-financial assets
Impairment losses for non-financial assets	8,857
East CGU
Impairment testing of non-financial assets
Impairment losses for non-financial assets	167,104
East CGU | Goodwill
Impairment testing of non-financial assets
Impairment losses for non-financial assets	107,298
East CGU | Customer relationship
Impairment testing of non-financial assets
Impairment losses for non-financial assets	54,660
East CGU | PP&E, Intangibles and others
Impairment testing of non-financial assets
Impairment losses for non-financial assets	5,146
South CGU
Impairment testing of non-financial assets
Impairment losses for non-financial assets	347,331
South CGU | Goodwill
Impairment testing of non-financial assets
Impairment losses for non-financial assets	278,487
South CGU | Customer relationship
Impairment testing of non-financial assets
Impairment losses for non-financial assets	68,844
South CGU | PP&E, Intangibles and others
Impairment testing of non-financial assets
Impairment losses for non-financial assets	0
Holding
Impairment testing of non-financial assets
Impairment losses for non-financial assets	157,637
Holding | Goodwill
Impairment testing of non-financial assets
Impairment losses for non-financial assets	149,083
Holding | Customer relationship
Impairment testing of non-financial assets
Impairment losses for non-financial assets	6,280
Holding | PP&E, Intangibles and others
Impairment testing of non-financial assets
Impairment losses for non-financial assets	2,274
Biological Products and special fertilizers CGU
Impairment testing of non-financial assets
Impairment losses for non-financial assets	9,328
Biological Products and special fertilizers CGU | Goodwill
Impairment testing of non-financial assets
Impairment losses for non-financial assets	0
Biological Products and special fertilizers CGU | Customer relationship
Impairment testing of non-financial assets
Impairment losses for non-financial assets	0
Biological Products and special fertilizers CGU | PP&E, Intangibles and others
Impairment testing of non-financial assets
Impairment losses for non-financial assets	R$ 9,328